Schedule of Investments
August 31, 2020 (unaudited)
CCA Aggressive Return Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 78.58%

Aerospace & Defense - 1.40%
Honeywell International, Inc.	731	121,017
Lockheed Martin Corp.	293	114,346
Northrop Grumman Corp.	169	57,901
Teledyne Technologies, Inc. (2)	64	20,071
The Boeing Co. (2)	463	79,553

		392,888

Air Freight & Logistics - 0.66%
FedEx Corp.	267	58,697
United Parcel Services, Inc. Class B	778	127,296

		185,993

Airlines - 0.09%
Southwest Airlines Co. (2)	691	25,968

Apparel & Textile Products - 0.09%
Puma SE (Germany) (2)	300	24,771

Application Software - 3.87%
HubSpot, Inc. (2)	82	24,574
Kingsoft Corp., Ltd. (2)	4,000	21,417
Okta, Inc. Class A (2)	108	23,260
Tencent Holdings Ltd. (2)	14,900	1,019,832

		1,089,083

Auto Controls For Regulating Residential & Commercial Environment - 0.07%
Ingersoll Rand, Inc. (2)	600	21,036

Automobiles - 1.63%
Tesla, Inc. (2)	920	458,454

Automotive Retailers - 0.16%
Jardine Matheson Holdings Ltd.	1,100	46,200

Banks - 0.23%
Capitec Bank Holdings Ltd. (South Africa) (2)	454	22,283
Credicorp Ltd. (2)	183	23,878
National Bank of Greece SA (2)	13,889	18,906

		65,067

Base Metals - 0.08%
South32 Ltd. (Australia) (2)	14,118	21,859

Beverages - 1.30%
Ambev SA (Brazil) (2)	23,900	53,775
Constellation Brands, Inc. Class A	171	31,546
Monster Beverage Corp. (2)	538	45,117
PepsiCo, Inc.	1,378	193,003
Thai Beverage Plc. (Thailand) (2)	47,000	21,239
Tingyi Cayman Islands Holding Corp. (China) (2)	12,000	22,542

		367,222

Biological Products (No Diagnostic Substances) - 0.08%
Neurocrine Biosciences, Inc. (2)	190	22,120

Biotech & Pharma - 0.13%
3SBio, Inc. (China) (2)	13,500	15,850
Innovent Biologics, Inc. (China) (2)	3,000	19,992

		35,842

Biotechnology - 1.33%
Alexion Pharmaceuticals, Inc. (2)	219	25,014
BeiGene Ltd. ADR (China) (2)	97	23,432
Biogen, Inc. (2)	165	47,461
Gilead Sciences, Inc.	1,296	86,508
Incyte Corp. (2)	225	21,679
Innunomedics, Inc. (2)	524	23,349
Regeneron Pharmaceuticals, Inc. (2)	89	55,174
Sarepta Therapeutics, Inc. (2)	134	19,620
Vertex Pharmaceuticals, Inc. (2)	255	71,176

		373,413

Building Products - 0.18%
Kingspan Group Plc. (Ireland) (2)	327	28,081
Lennox International, Inc.	78	21,866

		49,947

Cable & Other Pay Television Services - 0.16%
Altice USA, Inc. Class A (2)	780	21,512
Roku, Inc. Class A (2)	143	24,808

		46,320

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.07%
Lamb Weston Holdings, Inc. (2)	331	20,803

Capital Markets - 0.21%
TD Ameritrade Holding Corp.	623	23,911
The Charles Schwab Corp.	1,014	36,027

		59,938

Chemical Distribution - 0.09%
Brenntag AG (Germany) (2)	399	24,983

Chemicals - 0.66%
Christian Hansen Holding AS (Denmark) (2)	212	24,345
Ecolab, Inc.	230	45,328
PPG Industries, Inc.	243	29,257
Symrise AG (Germany) (2)	188	25,928
The Sherwin-Williams Co.	93	62,408

		187,266

Commercial Services - 0.18%
Intertek Group Plc. (United Kingdom) (2)	345	27,104
Rentokil Initial Plc. (United Kingdom) (2)	3,381	24,093

		51,197

Commercial Services & Supplies - 0.26%
Copart, Inc. (2)	214	22,110
Waste Management, Inc.	439	50,046

		72,156

Communications Equipment - 0.48%
Ciena Corp. (2)	351	19,926
Xiaomi Corp. (China) (2)	38,000	115,215

		135,141

Construction Materials - 0.11%
Xinyi Glass Holdings Ltd. (Hong Kong)	18,000	31,120

Consumer Finance - 0.31%
American Express Co.	869	88,282

Consumer Products - 0.25%
Davide Campari-Milano NV (Italy) (2)	2,513	25,771
Uni-President China Holdings Ltd. (China) (2)	20,000	18,218
Wilmar International Ltd. (Singapore)	8,000	25,630

		69,619

Converted Paper & Paperboard Prods (No Containers/Boxes) - 0.07%
Avery Dennison Corp.	180	20,770

Distributors - 0.08%
Pool Corp. (2)	67	21,965

Diversified Consumer Services - 0.21%
Fu Shou Yuan International Group Ltd. (China) (2)	23,000	23,799
New Oriental Education & Technology Group, Inc. (China) (2)	249	36,511

		60,310

Diversified Financial Services - 0.53%
MarketAxess Holdings, Inc. (2)	45	21,867
Moody's Corp.	189	55,687
S&P Global, Inc.	197	72,185

		149,739

E-Commerce Discretionary - 0.41%
Etsy, Inc. (2)	167	19,990
Pinduoduo, Inc. (China) (2)	1,062	94,454

		114,444

Electric Services - 0.09%
Meridian Energy Ltd. (New Zealand) (2)	7,251	24,801

Electric Utilities - 0.08%
HK Electric Investments & HK Electric Investments Ltd. (Hong Kong)	22,500	22,904

Elecctrical Equipment - 0.27%
Investment AB Latour Class B (Hong Kong) (2)	1,199	26,663
Generac Holdings, Inc. (2)	129	24,507
Halma Plc. (United Kingdom)	838	24,850

		76,020

Electromedical & Electrotherapeutic Apparatus - 0.08%
Masimo Corp. (2)	102	22,848

Electronic Components & Accessories - 0.07%
AAC Technologies Holdings, Inc. (China) (2)	3,000	18,927

Electronic Equipment, Instruments & Components - 0.41%
Cognex Corp.	325	22,487
Corning, Inc.	846	27,461
Keysight Technologies, Inc. (2)	216	21,280
Trimble, Inc. (2)	439	23,008
Zebra Technologies Corp. Class A (2)	76	21,776

		116,012

Engineering & Construction Services - 0.09%
Spirax-Sarco Engineering Plc. (United Kingdom) (2)	183	25,066

Entertainment Content - 0.44%
Naspers Ltd. (South Africa) (2)	688	125,073

Factory Automation Equipment - 0.08%
Smiths Group Plc. (United Kingdom) (2)	1,253	23,487

Food & Staples Retailing - 0.11%
Sysco Corp.	527	31,694

Food Products - 0.16%
AVI Ltd. (South Africa) (2)	5,438	22,078
Barry Callebaut AG (Switzerland) (2)	11	24,338

		46,416

Gaming, Lodging & Restaurants - 0.19%
SJM Holdings Ltd. (Hong Kong)	18,000	24,756
Flutter Entertainment Plc. (Ireland) (2)	182	30,124

		54,880

Hardware - 0.12%
BYD Electronic International Co., Ltd. (2)	8,000	33,906

Electronic Equipment, Instruments & Components - 1.95%
Abbott Laboratories	1,752	191,791
Baxter International, Inc.	526	45,799
Becton Dickinson & Co.	287	69,675
Boston Scientific Corp. (2)	1,433	58,782
Intuitive Surgical, Inc. (2)	95	69,430
Stryker Corp.	311	61,628
West Pharmaceutical Services, Inc. (2)	81	23,001
Zimmer Biomet Holdings, Inc.	211	29,726

		549,832

Health Care Providers & Services - 1.98%
AmerisourceBergen Corp.	233	22,608
Anthem, Inc.	201	56,586
Cigna Corp. (2)	300	53,211
HCA Healthcare, Inc. (2)	356	48,316
Humana, Inc.	133	55,218
McKesson Corp.	183	28,080
UnitedHealth Group, Inc.	937	292,859

		556,878

Health Care Technology - 0.09%
Cerner Corp.	329	24,139

Home & Office Products - 0.09%
SEB SA (France) (2)	139	24,404

Hospital & Medical Service Plans - 0.07%
Molina Healthcare Inc. (2)	114	21,087

Hotels, Restaurants & Leisure - 1.61%
Hilton Worldwide Holdings, Inc. (2)	315	28,463
Marriott International, Inc. (2)	331	34,063
McDonald's Corp.	735	156,937
MGM China Holdings Ltd. (Macau) (2)	18,000	26,196
Sands China Ltd. (Macau) (2)	11,600	51,185
Starbucks Corp.	1,229	103,814
Tabcorp Holdings Ltd. (Australia) (2)	9,125	24,355
Yum! Brands, Inc.	306	29,330

		454,343

Household Products - 0.09%
Haier Electronics Group Co., Ltd. (Hong Kong) (2)	7,000	23,978

Household Products - 0.47%
Colgate-Palmolive Co.	984	77,992
Kimberly-Clark Corp.	349	55,058

		133,050

IT Services - 3.67%
Fiserv, Inc. (2)	543	54,072
PayPal Holdings, Inc. (2)	1,167	238,231
Broadridge Financial Solutions, Inc.	149	20,473
Visa, Inc. Class A	1,253	265,623
Cognizant Technology Solutions Corp. Class A	564	37,709
Automatic Data Processing, Inc.	346	48,125
Fidelity National Information Services, Inc.	689	103,936
MasterCard, Inc. Class A	737	263,986

		1,032,155

Industrial Conglomerates - 0.35%
3M Co.	603	98,301

Information Services - 0.07%
TransUnion	240	20,813

Institutional Financial Services - 0.09%
China Renaissance Holdings Ltd. (China) (2)	10,100	24,238

Instruments For Meas & Testing of Electricity & Elec Signals - 0.07%
Teradyne, Inc.	246	20,903

Insurance - 0.08%
Brown & Brown, Inc.	466	21,622

Internet & Catalog Retail - 6.43%
JD.com, Inc. (2)	2,026	159,325
Amazon.com, Inc. (2)	411	1,418,345
Netflix, Inc. (2)	438	231,947

		1,809,617

Internet Based Services - 0.08%
58.com, Inc. (China) (2)	418	23,140

Internet Software & Services - 10.05%
Alibaba Group Holding Ltd. (China)	4,155	1,192,610
Alphabet, Inc. Class A (2)	223	363,385
Alphabet, Inc. Class C (2)	271	442,863
Baidu, Inc. (China) (2)	424	52,818
eBay, Inc.	705	38,620
Equinix, Inc.	89	70,290
Facebook, Inc. Class A (2)	1,871	548,577
NetEase, Inc.	202	98,416
Zillow Group, Inc. Class A (2)	279	23,927

		2,831,506

Life Sciences Tools & Services - 1.08%
Bio-Rad Laboratories, Inc. Class A (2)	43	21,869
Bio-Techne Corp.	81	20,692
Charles River Laboratories International, Inc. (2)	99	21,676
Illumina, Inc. (2)	146	52,154
PerkinElmer, Inc. (2)	181	21,307
Thermo Fisher Scientific, Inc.	391	167,731

		305,429

Lodging - 0.18%
Fosun International Ltd. (China) (2)	17,500	19,485
Huazhu Group Ltd. (China) (2)	671	30,014

		49,499

Machinery - 0.50%
IDEX Corp.	123	22,168
Illinois Tool Works, Inc.	375	74,081
KION Group AG (Germany)	302	25,541
Nordson Corp.	104	19,395

		141,185

Media - 1.73%
51job, Inc. (2)	333	21,825
Cable One, Inc.	11	20,244
Charter Communications, Inc. Class A	192	118,197
Delivery Hero SE (Germany)	244	26,216
iQIYI, Inc. ADR (2)	900	19,485
Live Nation Entertainment, Inc. (2)	406	23,061
Match Group, Inc. (2)	200	22,336
The Walt Disney Co. (2)	1,789	235,915

		487,279

Medical Devices - 0.33%
BioMerieux SA (France) (2)	160	24,253
Microport Scientific Corp. (China) (2)	4,000	18,192
Qiagen NV (Netherlands) (2)	495	25,225
Straumann Holding AG (Switzerland) (2)	25	24,582

		92,252

Metals & Mining - 0.93%
Anglo American Platinum Ltd. (South Africa)	408	30,318
Antofagasta Plc. (Chile) (2)	1,816	26,076
BHP Group Ltd. (Australia) (2)	1,411	77,690
Evolution Mining Ltd. (Australia)	6,303	25,792
MMC Norilsk Nickel PJSC ADR (Russia) (2)	2,467	64,376
Southern Copper Corp. (Peru)	788	37,903

		262,155

Multiline Retail - 0.18%
Dollar General Corp.	258	52,085

Oil, Gas & Coal - 0.10%
Oil Search Ltd. (Australia) (2)	11,041	26,620
Repsol SA	122	964

		27,584

Oil, Gas & Consumable Fuels - 0.44%
Ecopetrol SA (2)	3,000	34,170
EOG Resources, Inc.	590	26,751
Sea Ltd. (Singapore) (2)	420	64,180

		125,101

Other Hardware - 0.09%
Sunny Optical Technology Group Co., Ltd. (China) (2)	1,700	25,201

Paper & Forest Products - 0.11%
Suzano SA (Brazil) (2)	3,319	30,302

Personal Credit Institutions - 0.06%
Credit Acceptance Corp. (2)	41	15,859

Personal Products - 0.18%
The Estee Lauder Cos., Inc. Class A	230	50,996

Pharmaceutical Preparations - 1.39%
AbbVie, Inc.	1,748	167,406
Bristol-Myers Squibb Co.	2,254	140,199
Catalent, Inc.	250	23,125
Zoetis, Inc.	379	60,678

		391,408

Plastics Products, NEC - 0.07%
Entegris, Inc. (2)	308	20,602

Professional Services - 0.08%
Bureau Veritas SA (France) (2)	1,030	23,351

Radio & TV Broadcasting & Communications Equipment - 0.06%
Ubiquiti, Inc.	100	18,175

Real Estate - 0.17%
China Evergrande Group (China) (2)	20,000	46,705

Real Estate Management & Development - 0.10%
Sunac China Holdings, Ltd. (China) (2)	7,000	29,442

Real Estate Operators (No Developers) & Lessors - 0.07%
Invitation Homes, Inc. (2)	721	20,642

Real Estate Services - 0.10%
Country Garden Services Holdings Co., Ltd. (China) (2)	4,000	27,894

Restaurants - 0.12%
Yum China Holdings, Inc. (China) (2)	578	33,356

Retail-Catalog & Mail-Order House - 0.07%
Wayfair, Inc. Class A (2)	68	20,166

Retail-Department Stores - 0.08%
Burlington Stores, Inc. (2)	113	22,253

Retail-Discretionary - 0.44%
ANTA Sports Products Ltd. (China) (2)	4,000	39,506
China Meidong Auto Holdings Ltd. (China) (2)	8,000	27,043
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	25,600	28,735
Li Ning Co., Ltd. (China) (2)	7,000	29,623

		124,907

Road & Rail - 0.71%
CSX Corp.	584	44,653
Old Dominion Freight Line, Inc.	114	23,049
Union Pacific Corp.	691	132,976

		200,678

Semiconductor Manufacturing - 0.07%
Semiconductor Manufacturing International Corp. (China) (2)	6,500	20,882

Semiconductors & Related Devices - 0.48%
Broadcom, Inc.	328	113,865
Monolithic Power Systems, Inc.	78	20,836

		134,701

Semiconductors & Semiconductor Equipment - 2.13%
Analog Devices, Inc.	369	43,129
Applied Materials, Inc.	932	57,411
Micron Technology, Inc. (2)	885	40,276
NVIDIA Corp.	609	325,803
Texas Instruments, Inc.	929	132,057

		598,676

Services-Commercial Physical & Biological Research - 0.07%
Exact Sciences Corp. (2)	252	18,973

Services-Computer Integrated Systems Design - 0.15%
GoDaddy, Inc. Class A (2)	270	22,594
Jack Henry & Associates, Inc.	117	19,354

		41,948

Services-Computer Processing & Data Preparation - 0.24%
Zendesk, Inc. (2)	247	23,806
Zynga, Inc. (2)	2,366	21,436
RingCentral, Inc. Class A (2)	75	21,808

		67,050

Services-Computer Programming Services - 0.08%
EPAM Systems, Inc. (2)	72	23,551

Services-Computer Programming, Data Processing, Etc. - 0.22%
IHS Markit Ltd. (United Kingdom)	208	16,623
The Trade Desk, Inc. Class A (2)	47	22,621
Weibo Corp. ADR (2)	632	23,574

		62,818

Services-Educational Services - 0.20%
Chegg, Inc. (2)	273	20,131
TAL Education Group (China) (2)	490	36,167

		56,298

Services-Management Consulting Services - 0.08%
Booz Allen Hamilton Holding Corp.	249	21,927

Services-Prepackaged Software - 0.66%
Black Knight, Inc. (2)	271	22,791
Coupa Software, Inc. (2)	75	24,581
Paycom Software, Inc. (2)	73	21,861
Square, Inc. Class A (2)	316	50,421
Twilio, Inc. Class A (2)	119	32,101
Veeva Systems, Inc. Class A (2)	118	33,308

		185,063

Services-To Dwellings & Other Buildings - 0.08%
Rollins, Inc. (2)	391	21,560

Software - 8.63%
Activision Blizzard, Inc. (2)	761	63,559
Adobe, Inc. (2)	479	245,914
Bilibili, Inc. (2)	526	24,854
Check Point Software Technologies Ltd. (Israel) (2)	211	26,641
DouYu International Holdings Ltd. (China) (2)	1,837	30,751
Electronic Arts, Inc. (2)	292	40,725
Fair Isaac, Inc. (2)	49	20,619
GSX Techedu, Inc. (China) (2)	290	24,766
Intuit, Inc.	215	74,259
Microsoft Corp.	6,181	1,394,001
Oracle Corp.	3,047	174,349
PTC, Inc. (2)	248	22,670
Salesforce.com, Inc. (2)	895	244,022
SS&C Technologies Holdings, Inc.	346	22,047
Tyler Technologies, Inc. (2)	65	22,445

		2,431,622

Specialty Finance - 0.10%
Pagsguro Digital Ltd. (Brazil) (2)	659	27,770

Specialty Pharmaceuticals - 0.22%
CSPC Pharmaceutical Group Ltd. (China) (2)	10,000	22,217
Wuxi Biologics Cayman, Inc. (China) (2)	1,500	38,977

		61,194

Specialty Retail - 1.84%
Lowe's Cos., Inc.	759	125,000
O'Reilly Automotive, Inc. (2)	76	35,388
Ross Stores, Inc. (2)	370	33,700
The Home Depot, Inc.	1,063	302,998
Zhongsheng Group Holdings Ltd. (China) (2)	3,500	21,856

		518,942

Sugar & Confectionery Products - 0.09%
Cosan Ltd. Class A (Brazil) (2)	1,362	24,734

Surgical & Medical Instruments & Apparatus - 0.29%
Abiomed, Inc. (2)	72	22,149
DexCom, Inc. (2)	83	35,309
Insulet Corp. (2)	106	23,135

		80,593

Technology Hardware, Storage & Peripherals - 6.54%
Apple, Inc.	14,272	1,841,659

Technology Services - 0.10%
Teleperformance SE (France) (2)	89	27,448

Telecom Carriers - 0.09%
Telstra Corp., Ltd. (Australia)	11,682	24,892

Textiles, Apparel & Luxury Goods - 0.59%
Nike, Inc.	1,254	140,310
VF Corp.	413	27,155

		167,465

Tobacco - 0.24%
Altria Group, Inc.	1,520	66,485

Transportation & Logistics - 0.04%
Bpost SA (Belgium) (2)	1,184	11,849

Transportation Equipment - 0.08%
Alstom SA (France) (2)	391	21,766

Trucking & Courier Services (No Air) - 0.11%
ZTO Express Cayman, Inc. ADR (2)	897	30,076

Utilities - 0.08%
Centrais Eletricas Brasileiras SA (Brazil)	3,500	22,680

Utility Networks - 0.07%
ENN Energy Holdings Ltd. (China) (2)	1,900	21,082

Water Utilities - 0.06%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil) (2)	2,100	18,270

Wireless Telecommunication Services - 0.73%
T-Mobile US, Inc. (2)	1,231	143,633
Tim Participacoes SA (Brazil) (2)	1,600	20,864
America Movil SAB de CV (Mexico) (2)	3,467	42,193

		206,690

Total Common Stock	(Cost $ 18,480,244)	22,129,126

Exchange Traded Funds (4) - 20.00%

Amundi Index Solutions - Amundi CAC 40 ETF (2)	354	31,338
Global X MSCI Greece ETF (2)	218	4,499
iShares Canadian Growth Index ETF (Canada)	1,661	50,423
iShares Canadian Value Index ETF (Canada)	13,680	242,964
iShares China Large-Cap ETF (2)	972	42,729
iShares MSCI Brazil Capped ETF (2)	11,598	345,852
iShares MSCI Chile Capped ETF (2)	65	1,648
iShares MSCI China Small-Cap ETF (2)	39	1,761
iShares MSCI Hong Kong ETF	1,828	41,496
iShares MSCI India ETF (2)	36,275	1,210,497
iShares MSCI Indonesia ETF (2)	10,665	209,141
iShares MSCI Italy Capped ETF (2)	121	3,115
iShares MSCI Malaysia ETF (2)	9,365	248,453
iShares MSCI Mexico Capped ETF (2)	6,097	200,652
iShares MSCI New Zealand ETF	410	24,850
iShares MSCI Philippines ETF (2)	6,464	171,619
iShares MSCI Poland Capped ETF (2)	2,814	51,046
iShares MSCI Qatar ETF (2)	4,065	71,097
iShares MSCI Russia Capped ETF (2)	7,282	255,744
iShares MSCI Saudi Arabia ETF (2)	1,916	55,315
iShares MSCI South Korea Capped ETF (2)	15,496	977,333
iShares MSCI Taiwan ETF (2)	17,926	787,848
iShares MSCI Thailand Capped ETF (2)	3,639	248,398
iShares MSCI Turkey ETF (2)	3,919	78,262
iShares MSCI UAE Capped ETF (2)	5,960	64,130
iShares MSCI United Kingdom Small-Cap ETF (2)	152	5,384
TOPIX ETF (Japan)	4,750	74,434
VanEck Vectors Russia ETF (2)	4,353	98,726
Vanguard Growth Index Fund ETF Shares (2)	112	26,803
Vanguard Value Index Fund ETF Shares	7	753
Xtrackers MSCI Europe Small Cap UCITS ETF (Luxembourg) (2)	124	6,468

Total Exchange Traded Funds	(Cost $ 5,448,603)	5,632,778

Real Estate Investment Trusts - 0.96%

American Tower Corp.	453	112,865
AvalonBay Communities, Inc. (2)	148	23,393
Crown Castle International Corp.	450	73,462
Equity LifeStyle Properties, Inc.	326	21,611
Simon Property Group, Inc.	279	18,930
VICI Properties, Inc.	919	20,530

Total Real Estate Investment Trusts	(Cost $ 268,705)	270,791

Rights - 0.00%

Cellnex Telecom SA Rights 08/07/2020	124	488
Tabcorp Holdings, Ltd. Rights 9/3/2020	830	307

Total Rights	(Cost $ 0)	795

Money Market Exchange Traded Funds - 0.48%

Invesco Short-Term Investments Trust Treasury Portfolio Institutional Class	134,139	134,139

Total Money Market Exchange Traded Funds	(Cost $ 134,139)	134,139

Total Investments - 100.02%	(Cost $ 24,331,691)	28,167,629

Liabilities in Excess of Other Assets - (0.02%)		(5,473)

Total Net Assets - 100.00%		28,162,156

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$28,167,629	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$28,167,629	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at August 31, 2020.
(4) Exchange-traded fund.